Income tax Unrecognized Deferred Taxes Rollforward (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible (taxable) temporary differences	$ 239	$ 22
Tax losses	344	512
Total unrecognized deferred tax assets	583	$ 534
Taxable temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 35